JANUARY 19, 2024
SUPPLEMENT TO
HARTFORD INTERNATIONAL EQUITY FUND
SUMMARY PROSPECTUS DATED MARCH 1, 2023
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS
PROSPECTUS DATED MARCH 1, 2023, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding the Hartford International Equity Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
Effective as of the opening of business on March 20, 2024, Classes A, C and I of the Hartford International Equity Fund (the “Fund”) will no longer be closed to new investors and will be available for purchase by all eligible investors.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7648
January 2024